CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 206	$ 247